Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
10	Property, plant and equipment

	Fixtures	Leasehold	Computer	Laboratory
	and fittings	improve- ments	equipment	equipment	Total
Cost	£'000	£'000	£'000	£'000	£'000

At 1 January 2016	1,319	1,112	354	983	3,768

Additions	2	715	43	609	1,369
Disposal	-	-	(1)	-	(1)
Transfer	(1,125)	-	(122)	1,247	-
Exchange differences	32	172	7	211	422
At 31 December 2016	228	1,999	281	3,050	5,558

Additions	18	41	57	591	707
Disposal	-	-	-	(41)	(41)
Exchange differences	6	72	4	69	151
At 31 December 2017	252	2,112	342	3,669	6,375

Additions	4	106	40	353	503
Disposals	(5)	(229)	-	(401)	(635)
Exchange differences	2	24	1	30	57
At 31 December 2018	253	2,013	383	3,651	6,300

	Fixtures	Leasehold	Computer	Laboratory
	and fittings	improve- ments	equipment	equipment	Total
	£'000	£'000	£'000	£'000	£'000
Accumulated depreciation

At 1 January 2016	458	733	180	413	1,784

Charge for the year	41	134	54	543	772
Transfer	(369)	(96)	(118)	583	-
Exchange differences	19	101	6	110	236
At 31 December 2016	149	872	122	1,649	2,792

Charge for the year	43	330	68	542	983
Disposals	-	-	-	(14)	(14)
Exchange differences	4	36	2	43	85
At 31 December 2017	196	1,238	192	2,220	3,846

Charge for the year	43	403	72	499	1,016
Disposals	-	(175)	(3)	(421)	(599)
Exchange differences	2	19	4	28	53
At 31 December 2018	241	1,485	265	2,326	4,317
Net book value
At 31 December 2018	12	528	118	1,325	1,983
At 31 December 2017	56	874	150	1,449	2,529
At 31 December 2016	79	1,127	159	1,401	2,766

Included within the total net book value of tangible fixed assets is £258k (2017: £63k 2016: £33k) in respect of assets held under finance leases and similar hire purchase contracts. The depreciation charge for the year on these assets was £133k (2017: £62k, 2016: £22k). These assets were held as security in respect of their finance lease obligations. Proceeds of £25k were received during the year in relation to the sale of fixed assets.